Business Combinations - Summary of Net Cash Outflow (Inflow) on Acquisition of Subsidiary (Detail) - 12 months ended Dec. 31, 2020 $ in Thousands, $ in Thousands	TWD ($)	USD ($)	USD ($)
SPIL [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	$ 168,440,585
Less: Payable for consideration representing the ordinary shares originally held by ASE	(53,109,760)
Less: Cash and cash equivalent acquired	(20,088,970)
Net cash outflow (inflow) on acquisition of subsidiaries	95,241,855
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	250,000
Less: Cash and cash equivalent acquired	(349,496)
Net cash outflow (inflow) on acquisition of subsidiaries	(99,496)
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Less: Cash and cash equivalent acquired	(23,197)
Net cash outflow (inflow) on acquisition of subsidiaries	(23,197)
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	313,057
Less: Cash and cash equivalent acquired	(108,718)
Net cash outflow (inflow) on acquisition of subsidiaries	204,339
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	12,829,372		$ 456,887
Less: Cash and cash equivalent acquired	(2,349,164)	$ (83,660)
Net cash outflow (inflow) on acquisition of subsidiaries	$ 8,745,638	$ 311,454